Non-Controlling Interest - Schedule of Changes in Equity Classified Non-controlling Ownership Interests in Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Controlling Interests [Line Items]
Equity at beginning of period	$ 407,933	$ 458,232	$ 547,589
Share of comprehensive income/(loss)	(110,084)	27,782	(66,535)
Equity settled share-based payments	7,095	21,941	3,625
Expiration of share options in subsidiary	0	0	0
Equity at end of period	305,676	407,933	458,232
Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	(6,774)	(5,835)	5,369
Share of comprehensive income/(loss)	(345)	(25,728)	(931)
Equity settled share-based payments	758	17,372	277
Deconsolidation of subsidiary (Seaport)		7,430	(9,085)
Other		(13)	(6)
Expiration of share options in subsidiary	(36)	(1)	(1,458)
Equity at end of period	$ (6,397)	$ (6,774)	$ (5,835)